Notes Payable (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2021	May 09, 2020	Oct. 10, 2019	Apr. 11, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023	Apr. 06, 2018
Debt Instrument [Line Items]
Line of credit					$ 4,412,000		$ 4,412,000		$ 981,178
Convertible notes payable										$ 100,000
Convertible note payable gross					100,000		100,000		82,458	82,458
Repayments of notes payable							69,000	$ 63,000	230,080	1,280,432
Other notes payable									898,721
Pokemoto Acquisition [Member]
Debt Instrument [Line Items]
Debt forgiven face amount									139,877	151,176
Debt interest									$ 1,402	1,589
Loans payable										291,053
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Company received loan proceeds		$ 866,300
Minimum [Member]
Debt Instrument [Line Items]
Interest rate									3.75%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate									8.00%
2018 ARH Note [Member] | Former Parent [Member]
Debt Instrument [Line Items]
Convertible notes payable												$ 475,000
Conversion price per share												$ 3.50
Debt principal amount				$ 392,542
Number of shares issued for conversion of debt				112,154
Notes Payable [Member] | Former Franchisee [Member]
Debt Instrument [Line Items]
Interest rate			8.00%
Proceeds from promissory notes			$ 300,000
Debt instrument, term			5 years
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt forgiven	$ 875,974
Debt forgiven face amount	866,300
Debt interest	$ 9,674
Other Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of notes payable									$ 130,080	1,280,432
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt principal amount					4,400,000		$ 4,400,000
Repayments of debt					$ 100,000	$ 100,000		$ 1,200,000
Notes Payable, Other Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate					3.00%		3.00%
Notes Payable, Other Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate					8.00%		8.00%
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 3,500,000
Interest rate											300.00%
Line of credit											$ 3,500,000
Economic Injury Disaster Loans [Member] | Pokemoto Acquisition [Member]
Debt Instrument [Line Items]
Loans payable										$ 1,171,400